Agreements - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended	25 Months Ended	34 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Dec. 27, 2010 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Convertible Preferred Stock [Member]	Dec. 27, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Feb. 15, 2012 Series B Convertible Preferred Stock [Member]	Dec. 02, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member] Investor	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Feb. 28, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Nov. 01, 2011 Series B Convertible Preferred Stock [Member]	Dec. 28, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member] Investor	Sep. 30, 2013 Series C Convertible Preferred Stock [Member]	Jan. 31, 2013 Series C Convertible Preferred Stock [Member]	Jul. 12, 2012 RaQualia Agreements [Member]	Dec. 27, 2010 RaQualia Agreements [Member] Agreement	Dec. 31, 2012 RaQualia Agreements [Member]	Dec. 27, 2010 RaQualia Agreements [Member] RQ-00000005 (AT-002) [Member]	Dec. 27, 2010 RaQualia Agreements [Member] RQ-00000007 (AT-001) [Member]	Dec. 27, 2010 RaQualia Agreements [Member] Series A-1 Convertible Preferred Stock [Member]	Dec. 05, 2012 Pacira Agreement [Member]	Dec. 31, 2012 Pacira Agreement [Member]	Mar. 06, 2012 Kansas Bioscience Authority ("KBA") Programs [Member]	Sep. 30, 2013 Kansas Bioscience Authority ("KBA") Programs [Member] Agreement	Sep. 30, 2012 Kansas Bioscience Authority ("KBA") Programs [Member]	Dec. 31, 2012 Kansas Bioscience Authority ("KBA") Programs [Member] Agreement	Dec. 31, 2012 Kansas Bioscience Authority ("KBA") Programs [Member] Group Three [Member]	Dec. 31, 2012 Kansas Bioscience Authority ("KBA") Programs [Member] Group Four [Member]	Dec. 31, 2012 Kansas Bioscience Authority ("KBA") Programs [Member] Initial Agreement [Member]	Mar. 06, 2012 Maximum [Member] Kansas Bioscience Authority ("KBA") Programs [Member]
Business Acquisition [Line Items]
Number of license Agreements																												2
Cash payment related to license agreement																														$ 3,000,000	$ 4,350,000
Preferred stock shares issued							2,750,000	2,750,000	0	2,750,000	9,999,999	9,999,999	0	9,999,999	500,000	2,570,834	70,833	5,141,667	0	166,666	2,570,833	2,500,000	2,349,541	2,349,541	0	81,037						2,750,000
Share issue price							$ 2.00					$ 1.00																				$ 2.00
Proceeds from issuance of preference stock			1,300,000																													5,500,000
Preferred stock shares issued, value			39,203,000	39,203,000		22,155,000	4,675,000	4,662,000		4,662,000		9,951,000		9,951,000				15,241,000			7,542,000		9,398,000	9,343,000								4,675,000
Preferred stock shares issued, issuance price per share							$ 1.70	$ 2.00			$ 1.00	$ 1.00				$ 3.00	$ 3.00	$ 3.00					$ 4.00	$ 4.00								$ 1.70
In-process research and development			1,500,000	8,025,000	8,025,000		6,525,000																							6,525,000	7,350,000		1,000,000	500,000
Excess of the cash proceeds received over the fair value of the shares							825,000																					825,000
Milestone payments																														10,000,000	8,500,000		42,500,000
Payments for royalties							7,350,000																						0					0
Defered revenue																											800,000
Expected revenue from development agreement																											800,000
License fee																																	1,000,000
Milestones accrued																																		500,000
Grant receivable																																										1,333,000
Funding term																																			2 years
Recognized income	455,000	81,000	121,000	121,000	576,000																																	100,000
Grant term																																									24 months
Agreement term																																						10 years
Number of investors																		13						18
Tax credit			1,500,000
Percentage of business																																							50.00%	80.00%
Income from research and development grants																																				455,000	0
Recognized expense	$ 850
Number of exclusive agreement																																				3		0
Option agreement expires																																				2014